ADVANCED TO SUPPLIERS (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Advanced To Suppliers
Advanced to suppliers-third parties	$ 8,514,694	$ 8,093,289
Advanced to suppliers-related parties	1,194,205	3,719,589
Total advanced to suppliers	$ 9,708,899	$ 11,812,878